Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO Robert Dechant	Compensation Actually Paid to PEO Robert Dechant (1)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M) (4)	Company Selected Measure:Adjusted EBITDA ($000) (5)
					IBEX Total Shareholder Return (2)	Peer Group Total Shareholder Return (3)

2026	$2,970,260	$3,924,513	$1,671,063	$1,820,705	$143	$33	$46.33	$82,372
2025	$2,663,006	$5,233,732	$1,072,522	$2,340,335	$137	$65	$36.86	$71,955
2024	$1,040,179	$311,019	$797,944	$420,810	$76	$70	$33.66	$65,176

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Dechant served as our principal executive officer ("PEO") for the full fiscal year for each of 2026, 2025 and 2024. For fiscal year 2026, our non-PEO named executive officers included Messrs. Greenwald, Afdahl, Darwal, and Ringman. For fiscal years 2025 and 2024, our non-PEO named executive officers included Messrs. Greenwald, Afdahl, and Bruce Dawson and Julie Casteel.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is comprised of Concentrix Corporation (Nasdaq: CNXC), TaskUs, Inc. (Nasdaq: TASK), Teleperformance (Euronext Paris: TEP), TTEC Holdings, Inc. (Nasdaq: TTEC), ExlService Holdings, Inc. (Nasdaq: EXLS) and Conduent Incorporated (Nasdaq: CNDT) (the “Peer Group”). For each of fiscal 2026, 2025 and 2024, our Peer Group TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in our Peer Group.
PEO Total Compensation Amount	$ 2,970,260	$ 2,663,006	$ 1,040,179
PEO Actually Paid Compensation Amount	$ 3,924,513	5,233,732	311,019
Adjustment To PEO Compensation, Footnote	For each of fiscal year 2026, 2025 and 2024, the values included in this column for the compensation actually paid to our PEO, Robert Dechant, and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments:

	PEO: Robert Dechant
Prior FYE	06/30/2023	06/30/2024	06/30/2025
Current FYE	06/30/2024	06/30/2025	06/30/2026
Fiscal Year	2024	2025	2026

Summary Compensation Table Total	$1,040,179	$2,663,006	$2,970,260
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$(997,845)	$(1,233,360)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$1,790,087	$1,408,846
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(727,563)	$1,778,484	$256,596
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,597)	$0	$522,171
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$311,019	$5,233,732	$3,924,513

Non-PEO NEO Average Total Compensation Amount	$ 1,671,063	1,072,522	797,944
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,820,705	2,340,335	420,810
Adjustment to Non-PEO NEO Compensation Footnote

	Non-PEO NEOs Average
Prior FYE	06/30/2023	06/30/2024	06/30/2025
Current FYE	06/30/2024	06/30/2025	06/30/2026
Fiscal Year	2024	2025	2026
Summary Compensation Table Total	$797,944	$1,072,522	$1,671,063
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(214,075)	$(238,389)	$(923,017)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$202,250	$427,660	$889,583
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(365,308)	$1,071,885	$59,148
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$6,656	$123,928
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$420,810	$2,340,335	$1,820,705

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs for fiscal 2026 to our performance:

Adjusted EBITDA
Revenue
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 143	137	76
Peer Group Total Shareholder Return Amount	33	65	70
Net Income (Loss)	$ 46.33	$ 36.86	$ 33.66
Company Selected Measure Amount	82,372	71,955	65,176
PEO Name	Mr. Dechant	Mr. Dechant	Mr. Dechant
Additional 402(v) Disclosure	For each of 2026, 2025 and 2024, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Stock Market on June 30, 2023 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our stock price at the end and the beginning of the Measurement Period, divided by (b) our stock price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of fiscal 2026, 2025 and 2024, as applicable. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Net income is calculated in accordance with GAAP.Adjusted EBITDA is calculated as set forth in Appendix A.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,233,360)	$ (997,845)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,408,846	1,790,087	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,596	1,778,484	(727,563)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,171	0	(1,597)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(923,017)	(238,389)	(214,075)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	889,583	427,660	202,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,148	1,071,885	(365,308)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,928	6,656	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0